Putnam Investments
One Post Office Square
Boston, MA 02109
January 29, 2010

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Putnam Money Market Fund (Securities Act Reg. No. 2-55091 and Investment Company Act File No. 811-
02608) (the “Money Market Fund”) and Putnam Tax Exempt Money Market Fund (Securities Act Reg. No.
33-15238 and Investment Company Act File No. 811-05215) (the “Tax Exempt Money Market Fund,” and
together with the Money Market Fund, the “Funds”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the above-referenced Funds, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, (the “Securities Act”) and Rule 8b-16 under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 43 to the Money Market Fund’s Registration Statement and Post-Effective Amendment No. 27 to the Tax Exempt Money Market Fund’s Registration Statement on Form N-1A (the “Amendments”).

The filing is electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information included in the Funds’ Registration Statement filed pursuant to Rule 485(a) on November 13, 2009. These changes include the addition of information omitted from the prior filing and other minor revisions, as well as changes made in response to comments of the Commission’s Staff. Comments of the Staff and Putnam’s responses are summarized below.

1. In Fund summaries—Fees and expenses:

a. (Both Funds): Delete the footnote to the “Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)” column in the “Shareholder fees” table relating to deferred sales charges imposed on redemptions of certain share classes.

b. (Tax Exempt Money Market Fund): In the “Annual fund operating expenses” table, clarify in the footnote to the “Net expenses” column why the obligation for Putnam Investment Management, LLC (“Putnam Management”) to limit expenses is “contractual” if Putnam Management and the Board of Trustees can modify the obligation at any time. Also, if there is an appropriate basis for disclosing net expenses, change the heading of the last column in the table to “Total annual fund operating expenses after expense reimbursement” to match the caption used in Form N-1A.

Responses:

a. (Both Funds): We have retained the footnote because we believe it is useful to shareholders and permitted by Instruction 2(a)(i) to Item 3 of Form N-1A, which states that “[a] Fund may include in a footnote to the table, if applicable, a tabular presentation showing the amount of deferred sales charges (loads) over time or a narrative explanation of the sales charges (loads) ....”

b. (Tax Exempt Money Market Fund): We have removed the “Expense reimbursement” and “Net expenses” columns since the expense reimbursement is currently in place for the Fund through July 31, 2010.

2. (Money Market Fund): In Fund summaries—Investments, risks, and performance—Performance, delete the sentence below the “Average annual total returns” table relating to Class B performance reflecting the maximum applicable deferred sales charge and not assuming conversion to Class A shares.

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Response (Money Market Fund): We have deleted the sentence as requested.

3. (Both Funds): In Fund summaries—Tax information, provide separate information for the Money Market Fund and the Tax Exempt Money Market Fund since the information contained in this Item is not identical for both Funds.

Response (Both Funds): We have revised the disclosure as requested.

4. (Tax Exempt Money Market Fund): In What are each fund’s main investment strategies and related risks?, revise the heading from “Concentration of investments” to “Focus of investments.”

Response (Tax Exempt Money Market Fund): We have revised the heading as requested.

5. (Money Market Fund): In the Statement of Additional Information – Investment Restrictions, add disclosure describing the Fund’s investment restriction relating to senior securities.

Response (Money Market Fund): We have not revised the disclosure because we believe that although senior securities are not expressly addressed in the “Investment Restrictions” section, the Fund is effectively subject to the same restriction because borrowing is the only way in which an open-end investment company may issue senior securities consistent with applicable law.

6. (Both Funds): Submit financial data in future 485(a) filings for the Putnam funds:

Response (Both Funds): The financial data was not available in time for the 485(a) filing. Putnam Management will make every effort to provide financial data in future 485 filings to the extent such data is available.

Having reviewed the Amendments, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that they do not contain disclosure which would render them ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 14824.

Very truly yours,

/s/ Anne Marie Duffy
Anne Marie Duffy
Vice President and Counsel

cc: Brian D. McCabe, Esq., Ropes & Gray LLP

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